Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

June 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 485(j)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the forms of Prospectus and Statement of Additional Information for the WisdomTree Global ex-U.S. Hedged Dividend Fund, a separate series of WisdomTree Trust (“The Trust”), that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 416 to the Trust’s registration statement on Form N-1A (“PEA No. 416”); and

b.	the text of PEA No. 416 was filed with the Commission via EDGAR on June 1, 2015 and, pursuant to rule 485(b), went effective immediately.

Please do not hesitate to contact the undersigned at 202.373.6799 with any comments or questions you might have.

Sincerely,

/s/ W. John McGuire
W. John McGuire

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